Warrant Liabilities - Schedule of Warrant liabilities, Derivative Warrant Liabilities (Details) - Warrant Liabilities [Member]	12 Months Ended
Jul. 31, 2025 USD ($)
Warrant Liabilities - Schedule of Warrant liabilities, Derivative Warrant Liabilities (Details) [Line Items]
Beginning balance
Warrants fair value upon change in functional currency (Note 2)	454,571
Warrants issued upon De-SPAC transaction (Note 4)	7,196,286
Warrants to be issued (mandatory convertible debentures)	7,500
Change in fair value of warrant liabilities (exercised warrants)	162,396
Change in fair value of warrant liabilities (expired warrants)	(25,067)
Fair value of warrants exercised	(303,492)
Change in fair value of warrant liabilities	(1,865,721)
Ending balance	$ 5,626,473